Performance Trust Municipal Bond Fund
Schedule of Investments
May 31, 2021 (Unaudited)
	Principal
	Amount	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 1.41%
Freddie Mac Multifamily ML Certificates
2020-ML07, 2.006%, 10/25/2036 (a)(b)(c)	15,608,393	$2,894,264
2019-ML06, 1.132%, 06/25/2037 (a)(b)(c)	10,099,139	1,077,922
2021-ML08, 1.846%, 07/25/2037 (b)(c)	18,455,789	3,376,671
2021-ML09, 1.488%, 02/25/2040 (b)(c)	25,566,649	3,995,045
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $10,864,023)		11,343,902

NON-AGENCY COMMERICAL MORTGAGE BACKED SECURITIES - 0.88%
California Housing Finance Agency
2021-1, 0.796%, 11/20/2035 (c)	43,491,799	3,038,772
Washington State Housing Finance Commission
2021-1, 0.725%, 12/20/2035 (c)	63,750,000	4,041,750
TOTAL NON-AGENCY COMMERICAL MORTGAGE BACKED SECURITIES (Cost $7,002,024)		7,080,522

MUNICIPAL BONDS - 93.31%
Alabama - 1.56%
Alabama Highway Finance Corp.
5.000%, 08/01/2038	2,025,000	2,645,815
5.000%, 08/01/2039	525,000	684,290
5.000%, 08/01/2040	1,060,000	1,378,945
Alabama Public School and College Authority
5.000%, 11/01/2039	4,000,000	5,287,569
City of Homewood, AL
5.000%, 09/01/2033	1,000,000	1,218,652
Lower Alabama Gas District
5.000%, 09/01/2031	1,005,000	1,317,761
		12,533,032
Alaska - 0.80%
Alaska Housing Finance Corp.
5.000%, 12/01/2031	1,145,000	1,411,060
Alaska Industrial Development & Export Authority
5.250%, 06/01/2045	2,735,000	3,174,758
CIVIC Ventures, AK
5.000%, 09/01/2033	1,750,000	1,900,444
		6,486,262
Arizona - 4.24%
Arizona Industrial Development Authority
4.000%, 11/01/2045	2,000,000	2,321,755
4.000%, 11/01/2050	2,500,000	2,892,426
City of Phoenix Civic Improvement Corp.
5.000%, 07/01/2044	2,500,000	3,103,033
5.500%, 07/01/2038	2,000,000	3,046,986
5.500%, 07/01/2042	1,545,000	2,445,086
Florence Town, Inc. Industrial Development Authority
5.000%, 07/01/2023	250,000	259,682
Industrial Development Authority of the City of Phoenix
4.000%, 07/01/2026 (a)	3,350,000	3,559,118
5.000%, 07/01/2045 (a)	4,000,000	4,374,179
6.750%, 07/01/2044 (a)	3,000,000	3,468,928
Park Central Community Facilities District
4.375%, 07/01/2024	1,570,000	1,625,736
Salt River Project Agricultural Improvement & Power District
5.000%, 01/01/2047	5,000,000	6,407,209
Tempe Industrial Development Authority
4.000%, 10/01/2023 (a)	635,000	635,284
		34,139,422
Arkansas - 0.18%
County of Saline, AR
3.550%, 06/01/2042	1,410,000	1,443,291
California - 11.50%
Adventist Health System
2.952%, 03/01/2029	4,175,000	4,379,440
California County Tobacco Securitization Agency
1.750%, 06/01/2030	500,000	502,191
5.000%, 06/01/2033	1,950,000	2,567,807
California Educational Facilities Authority
5.000%, 03/15/2039	1,015,000	1,489,727
5.000%, 06/01/2046	3,500,000	5,416,498
California Municipal Finance Authority
4.000%, 12/01/2026 (a)	2,000,000	2,046,181
5.000%, 12/01/2054 (a)	1,000,000	1,125,391
5.000%, 12/01/2046 (a)	750,000	853,756
California Pollution Control Financing Authority
4.000%, 11/01/2023 (a)(d)	3,000,000	3,000,906
California Public Finance Authority Senior Living Revenue
2.125%, 11/15/2027	3,000,000	3,024,704
2.875%, 05/15/2027	410,000	410,148
California Statewide Communities Development Authority
6.400%, 06/01/2039	2,485,000	3,274,892
City of Los Angeles, CA Department of Airports
5.000%, 05/15/2046	3,000,000	3,841,408
5.000%, 05/15/2033	1,225,000	1,469,636
City of San Diego, CA Tobacco Settlement Revenue Funding Corp.
4.000%, 06/01/2032	1,790,000	1,981,978
Clovis Unified School District
0.000%, 08/01/2028 (e)	2,175,000	2,001,998
El Camino Healthcare District
0.000%, 08/01/2028 (e)	1,435,000	1,306,827
Encinitas Union School District
0.000%, 08/01/2035 (e)	740,000	1,089,227
Inland Empire Tobacco Securitization Corp.
3.678%, 06/01/2038	3,815,000	3,947,447
Los Angeles Housing Authority
5.000%, 06/01/2044	2,200,000	2,600,149
Low Income Investment Fund
3.711%, 07/01/2029	1,000,000	1,068,367
Manteca Redevelopment Agency Successor Agency
2.393%, 10/01/2030	500,000	509,690
Mesa Water District
5.000%, 03/15/2050	4,875,000	6,214,226
Mountain View Shoreline Regional Park Community
5.000%, 08/01/2043	3,145,000	3,872,185
M-S-R Energy Authority
6.500%, 11/01/2039	2,350,000	3,874,302
7.000%, 11/01/2034	1,160,000	1,835,339
Palmdale Elementary School District
0.000%, 08/01/2028 (e)	500,000	449,227
Ravenswood City School District
5.000%, 08/01/2038	1,360,000	1,643,455
Rialto Redevelopment Agency
5.000%, 09/01/2037	1,000,000	1,242,540
Riverside County Redevelopment Successor Agency
0.000%, 10/01/2031 (e)	840,000	965,775
San Diego County Regional Transportation Commission
5.000%, 04/01/2048	2,200,000	2,871,214
San Diego Unified School District
0.000%, 07/01/2041 (e)	2,005,000	2,297,748
San Joaquin Hills Transportation Corridor Agency
5.000%, 01/15/2029	550,000	634,274
San Leandro Unified School District
0.000%, 08/01/2039 (e)	2,015,000	1,984,195
San Mateo Foster City Public Financing Authority
5.000%, 08/01/2049	2,000,000	2,562,254
Santa Barbara Secondary High School District
0.000%, 08/01/2040 (e)	1,000,000	620,036
St. Helena Unified School District
0.000%, 06/01/2036 (e)	2,805,000	3,655,810
State of California
5.000%, 09/01/2041	4,000,000	5,254,074
University of California
5.500%, 05/15/2058	3,720,000	4,731,057
		92,616,079
Colorado - 3.85%
City & County of Denver, CO Airport System Revenue
5.000%, 12/01/2034	2,500,000	3,428,036
City of Fruita, CO Healthcare Revenue
5.000%, 01/01/2028	900,000	914,808
Colorado Health Facilities Authority
5.000%, 08/01/2044	2,410,000	2,979,811
CommonSpirit Health
2.950%, 11/01/2022	1,725,000	1,784,340
El Paso County School District No. 49
5.000%, 12/15/2031	1,500,000	1,781,085
Public Authority for Colorado Energy
6.500%, 11/15/2038	2,800,000	4,371,046
Pueblo City Schools
5.000%, 12/15/2039	2,000,000	2,579,159
Regional Transportation District
4.000%, 07/15/2039	3,535,000	4,629,837
Vauxmont Metropolitan District
5.000%, 12/15/2021	100,000	102,415
5.000%, 12/01/2021	300,000	306,737
5.000%, 12/01/2050	3,450,000	4,288,586
Weld County School District No. RE-2
5.000%, 12/01/2044	3,015,000	3,855,341
		31,021,201
Connecticut - 1.66%
State of Connecticut
5.000%, 06/01/2041	1,125,000	1,481,057
5.000%, 07/15/2030	6,000,000	7,924,624
State of Connecticut Special Tax Revenue
5.000%, 05/01/2041	3,000,000	3,937,110
		13,342,791
Delaware - 0.56%
University of Delaware
5.000%, 11/01/2038	1,595,000	2,296,136
5.000%, 11/01/2039	1,510,000	2,191,017
		4,487,153
District of Columbia - 1.19%
District of Columbia
5.000%, 03/01/2044	3,460,000	4,432,717
5.000%, 06/01/2055	2,000,000	2,320,891
Metropolitan Washington Airports Authority
5.000%, 10/01/2032	2,360,000	2,861,880
		9,615,488
Florida - 6.29%
Broward County, FL Water & Sewer Utility Revenue
5.000%, 10/01/2038	1,000,000	1,295,271
Capital Trust Agency, Inc.
5.000%, 08/01/2040	300,000	360,612
5.000%, 08/01/2055	800,000	944,358
City of Belle Isle, FL
5.500%, 10/01/2022	230,000	237,138
City of Orlando, FL Tourist Development Tax Revenue
5.000%, 11/01/2038	1,000,000	1,232,620
City of Tampa, FL
5.000%, 07/01/2050	3,500,000	4,376,066
County of Lake, FL
3.375%, 08/15/2026	1,400,000	1,408,251
5.000%, 08/15/2025	2,905,000	2,916,411
County of Miami-Dade, FL
5.000%, 07/01/2043	2,000,000	2,599,727
5.000%, 07/01/2043	1,500,000	1,792,003
5.000%, 07/01/2043	3,500,000	4,458,977
County of Miami-Dade, FL Aviation Revenue
5.000%, 10/01/2038	3,250,000	3,767,374
County of Miami-Dade, FL Seaport Revenue
5.750%, 10/01/2028	545,000	612,149
County of Sarasota, FL Utility System Revenue
5.000%, 10/01/2039	2,055,000	2,583,509
5.000%, 10/01/2045	2,000,000	2,586,033
Dade County, FL Professional Sports Franchise Facilities Tax Revenue
5.250%, 10/01/2030	1,040,000	1,398,587
Florida Development Finance Corp.
5.000%, 09/15/2040 (a)	2,050,000	2,308,218
5.500%, 09/15/2025 (a)	1,580,000	1,626,660
6.500%, 01/01/2049 (a)	2,735,000	2,779,620
7.375%, 01/01/2049 (a)	3,000,000	3,257,211
Greater Orlando Aviation Authority
5.000%, 10/01/2046	1,500,000	1,800,348
School Board of Miami-Dade County
5.000%, 03/15/2039	2,645,000	3,132,375
School District of Broward County
5.000%, 07/01/2040	2,500,000	3,113,391
Venetian Community Development District
5.000%, 05/01/2023	55,000	56,468
		50,643,377
Georgia - 2.16%
Americus & Sumter County Hospital Authority
5.125%, 05/15/2023	170,000	178,407
Brookhaven Development Authority
5.000%, 07/01/2039	875,000	1,121,035
City of Atlanta, GA Water & Wastewater Revenue
5.500%, 11/01/2027	1,550,000	1,884,963
Cobb County Kennestone Hospital Authority
4.000%, 04/01/2041	225,000	264,640
5.000%, 04/01/2050	5,000,000	6,249,122
5.000%, 04/01/2037	175,000	224,544
5.000%, 04/01/2038	550,000	703,979
Georgia Municipal Association, Inc.
5.000%, 12/01/2037	500,000	623,780
Macon-Bibb County Housing Authority
1.625%, 10/01/2024	3,250,000	3,247,741
Main Street Natural Gas, Inc.
5.000%, 05/15/2029	1,250,000	1,601,146
Municipal Electric Authority of Georgia
5.000%, 01/01/2045	1,000,000	1,266,584
		17,365,941
Hawaii - 0.44%
City & County of Honolulu, HI
5.000%, 07/01/2035	900,000	1,185,360
State of Hawaii
5.000%, 01/01/2038	1,885,000	2,332,719
		3,518,079
Illinois - 5.05%
Boone & Winnebago Counties Community Unit School District No. 200
0.000%, 01/01/2024 (e)	815,000	799,259
Boone Mchenry & Dekalb Counties Community Unit School District No. 100
0.000%, 12/01/2023 (e)	520,000	514,709
0.000%, 12/01/2023 (e)	615,000	607,857
0.000%, 12/01/2024 (e)	365,000	356,364
Chicago Board of Education
0.000%, 12/01/2022 (e)	840,000	834,936
Chicago O'Hare International Airport
5.000%, 01/01/2037	2,000,000	2,397,553
5.000%, 01/01/2042	510,000	608,317
Chicago Transit Authority
5.000%, 06/01/2024	750,000	848,799
Cook County School District No. 103
0.000%, 12/01/2022 (e)	850,000	842,607
County of Cook, IL Sales Tax Revenue
4.000%, 11/15/2040	1,905,000	2,277,459
4.000%, 11/15/2041	3,500,000	4,169,092
Illinois Finance Authority
5.000%, 01/01/2034	500,000	596,396
5.000%, 07/01/2037	4,810,000	6,237,067
Macon County School District No. 61 Decatur
5.000%, 12/01/2040	1,580,000	1,958,297
Metropolitan Pier & Exposition Authority
0.000%, 06/15/2026 (e)	2,455,000	2,305,703
Metropolitan Water Reclamation District of Greater Chicago
5.000%, 12/01/2041	3,500,000	4,219,413
Railsplitter Tobacco Settlement Authority
5.000%, 06/01/2027	1,375,000	1,661,053
Regional Transportation Authority
5.750%, 06/01/2034	3,000,000	4,182,810
Sales Tax Securitization Corp.
5.000%, 01/01/2027	1,700,000	2,075,165
State of Illinois
5.000%, 03/01/2046	1,000,000	1,243,414
6.000%, 06/15/2026	1,575,000	1,964,695
		40,700,965
Indiana - 3.49%
City of Valparaiso, IN
6.750%, 01/01/2034	500,000	564,562
Hammond Multi-School Building Corp.
5.000%, 07/15/2034	2,000,000	2,477,033
Indiana Finance Authority
5.000%, 10/01/2044	3,000,000	3,827,543
5.000%, 09/01/2036	1,000,000	1,186,921
5.500%, 11/15/2026	1,165,000	1,185,455
Indiana Health Facility Financing Authority
5.000%, 11/15/2034	1,350,000	1,594,420
Indiana Municipal Power Agency
5.000%, 01/01/2042	3,850,000	4,643,456
Indianapolis Local Public Improvement Bond Bank
5.000%, 01/01/2038	1,715,000	2,187,113
5.000%, 01/01/2039	2,500,000	3,257,965
5.250%, 02/01/2039	2,155,000	2,776,371
Northern Indiana Commuter Transportation District
5.000%, 07/01/2033	1,130,000	1,365,409
Purdue University
5.000%, 07/01/2035	700,000	928,288
5.000%, 07/01/2036	1,500,000	1,983,549
5.000%, 07/01/2037	100,000	131,841
		28,109,926
Iowa - 0.74%
Iowa Finance Authority
2.875%, 05/15/2049	1,250,000	1,263,890
Iowa Tobacco Settlement Authority
4.000%, 06/01/2049	4,000,000	4,662,503
		5,926,393
Kentucky - 1.55%
County of Trimble, KY
1.300%, 09/01/2044	3,500,000	3,511,136
Grant County School District Finance Corp.
1.400%, 08/01/2022	165,000	166,234
Kentucky Bond Development Corp.
5.000%, 09/01/2049	3,000,000	3,712,750
Kentucky Economic Development Finance Authority
5.000%, 05/15/2026	1,000,000	1,069,997
Kentucky Public Energy Authority
4.000%, 02/01/2050	3,370,000	4,016,324
		12,476,441
Louisiana - 0.94%
East Baton Rouge Sewerage Commission
5.000%, 02/01/2039	2,000,000	2,339,859
Louisiana Energy & Power Authority
5.250%, 06/01/2028	410,000	448,736
Louisiana Local Government Environmental Facilities & Community Development Authority
5.000%, 11/01/2032	1,200,000	1,428,611
5.000%, 12/01/2037	1,685,000	2,131,937
Tobacco Settlement Financing Corp.
5.000%, 05/15/2022	400,000	418,661
5.250%, 05/15/2033	745,000	776,547
		7,544,351
Maine - 0.32%
Maine Governmental Facilities Authority
5.000%, 10/01/2038	2,000,000	2,554,195
Maryland - 1.62%
City of Baltimore, MD
5.000%, 07/01/2050	2,550,000	3,293,686
County of Anne Arundel, MD
5.000%, 10/01/2046	3,000,000	3,824,799
Maryland Stadium Authority
5.000%, 05/01/2050	4,000,000	5,908,037
		13,026,522
Massachusetts - 2.80%
Commonwealth of Massachusetts
5.000%, 11/01/2045	4,000,000	5,197,542
5.250%, 09/01/2043	2,000,000	2,567,534
Commonwealth of Massachusetts Transportation Fund Revenue
5.000%, 06/01/2049	5,000,000	6,349,307
Massachusetts Educational Financing Authority
5.000%, 07/01/2028	2,250,000	2,783,853
Massachusetts Port Authority
5.000%, 07/01/2039	1,000,000	1,329,621
5.000%, 07/01/2040	875,000	1,161,073
Massachusetts School Building Authority
5.000%, 02/15/2044	2,500,000	3,150,770
		22,539,700
Michigan - 3.98%
Battle Creek School District
5.000%, 05/01/2037	775,000	921,392
Bedford Public School District
5.000%, 05/01/2037	1,150,000	1,465,096
Charter Township of Commerce, MI
5.000%, 12/01/2038	1,000,000	1,182,617
City of Detroit, MI
4.000%, 04/01/2044	3,000,000	2,849,220
5.000%, 04/01/2046	1,850,000	2,259,348
Detroit City School District
5.250%, 05/01/2027	715,000	906,893
Grand Rapids Public Schools
5.000%, 11/01/2040	1,000,000	1,260,617
Kalamazoo Economic Development Corp.
2.625%, 05/15/2025	1,150,000	1,154,561
Michigan Finance Authority
1.250%, 06/01/2030	500,000	501,302
3.267%, 06/01/2039	6,000,000	6,321,597
3.875%, 10/01/2023	250,000	258,127
5.000%, 12/01/2041	1,990,000	2,553,986
Schoolcraft Community Schools
5.000%, 05/01/2046	2,000,000	2,544,880
Thornapple Kellogg School District
5.000%, 05/01/2043	2,360,000	3,020,290
Walled Lake Consolidated School District
5.000%, 05/01/2045	2,300,000	2,980,774
Western Michigan University
5.000%, 11/15/2046	1,500,000	1,925,913
		32,106,613
Minnesota - 0.70%
City of Minneapolis, MN
5.000%, 03/01/2029	450,000	474,555
5.750%, 07/01/2055	2,000,000	2,349,845
City of St. Anthony, MN
6.000%, 12/01/2030	1,000,000	1,066,627
Dakota County Community Development Agency
3.800%, 07/01/2022	850,000	849,483
Minneapolis-St. Paul Metropolitan Airports Commission
5.000%, 01/01/2041	750,000	907,831
		5,648,341
Missouri - 1.30%
Jackson County School District
5.500%, 03/01/2035	1,015,000	1,344,007
5.500%, 03/01/2037	990,000	1,308,082
Kansas City Industrial Development Authority
5.000%, 03/01/2057	3,250,000	4,059,536
Missouri Joint Municipal Electric Utility Commission
5.000%, 12/01/2040	2,000,000	2,388,087
St. Louis County Industrial Development Authority
5.125%, 09/01/2048	1,250,000	1,408,067
		10,507,779
Nebraska - 0.34%
Central Plains Energy Project
5.000%, 09/01/2034	2,000,000	2,763,008
Nevada - 0.56%
City of Las Vegas, NV
5.000%, 09/01/2031	1,150,000	1,367,524
County of Clark, NV Department of Aviation
5.000%, 07/01/2041	2,500,000	3,155,089
		4,522,613
New Hampshire - 0.31%
New Hampshire Health and Education Facilities Authority Act
5.000%, 07/01/2041	2,050,000	2,518,339
New Jersey - 1.05%
Garden State Preservation Trust
5.750%, 11/01/2028	965,000	1,193,435
New Jersey Economic Development Authority
3.375%, 07/01/2030	1,000,000	1,062,688
5.500%, 01/01/2027	300,000	339,322
New Jersey Higher Education Student Assistance Authority
5.000%, 12/01/2027	765,000	946,149
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2027 (e)	2,210,000	2,061,729
0.000%, 12/15/2030 (e)	1,780,000	1,538,712
Tobacco Settlement Financing Corp.
5.000%, 06/01/2033	1,035,000	1,286,109
		8,428,144
New Mexico - 0.09%
City of Santa Fe, NM
2.250%, 05/15/2024	710,000	713,064
New York - 5.72%
City of New York, NY
5.000%, 12/01/2037	2,000,000	2,519,088
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 08/01/2040	5,000,000	6,286,001
New York City Water & Sewer System
5.000%, 06/15/2040	2,040,000	2,550,189
5.000%, 06/15/2050	3,260,000	4,201,793
New York State Dormitory Authority
2.692%, 07/01/2035	1,000,000	966,614
2.742%, 07/01/2036	1,205,000	1,162,061
2.792%, 07/01/2037	1,200,000	1,150,880
2.842%, 07/01/2038	1,100,000	1,052,453
4.000%, 08/01/2043	4,700,000	5,435,988
5.000%, 03/15/2041	2,435,000	3,075,067
New York State Urban Development Corp.
5.000%, 03/15/2044	5,615,000	7,171,267
New York Transportation Development Corp.
5.000%, 12/01/2037	1,280,000	1,635,009
Port Authority of New York & New Jersey
5.000%, 09/01/2032	1,525,000	1,727,059
5.000%, 10/15/2040	3,165,000	4,021,669
5.000%, 10/15/2041	2,500,000	3,167,391
		46,122,529
North Carolina - 0.22%
Durham Housing Authority
2.000%, 09/01/2024	1,000,000	1,001,434
North Carolina Medical Care Commission
2.500%, 10/01/2024	740,000	743,876
		1,745,310
North Dakota - 0.70%
City of Larimore ND
0.850%, 05/01/2024	2,000,000	2,001,405
City of Mandan, ND
2.750%, 09/01/2041	665,000	665,186
County of Burleigh, ND
2.750%, 02/01/2022	3,000,000	3,000,885
		5,667,476
Ohio - 4.34%
Buckeye Tobacco Settlement Financing Authority
1.850%, 06/01/2029	615,000	615,000
City of Columbus, OH
5.000%, 04/01/2040	3,000,000	3,957,722
5.000%, 04/01/2041	2,400,000	3,158,119
County of Cuyahoga, OH
5.500%, 02/15/2052	1,300,000	1,543,794
County of Hamilton, OH
3.374%, 06/01/2034	3,000,000	3,123,594
Franklin County Convention Facilities Authority
5.000%, 12/01/2046	3,000,000	3,691,681
Licking Heights Local School District
5.000%, 10/01/2042	1,000,000	1,205,174
Ohio Higher Educational Facility Commission
3.750%, 12/01/2023	1,790,000	1,807,833
Ohio Water Development Authority Water Pollution Control Loan Fund
5.000%, 12/01/2050	4,285,000	5,546,997
Southern Ohio Port Authority
7.000%, 12/01/2042 (a)	3,000,000	3,398,259
State of Ohio
5.000%, 05/01/2040	4,250,000	5,685,212
5.000%, 01/01/2033	1,000,000	1,257,376
		34,990,761
Oregon - 1.17%
Benton & Linn Counties Consolidated School District No. 509J & 509A
5.000%, 06/15/2038	1,455,000	1,821,867
Clackamas County Hospital Facility Authority
2.750%, 11/15/2025	500,000	503,237
5.375%, 11/15/2055	500,000	554,134
Medford Hospital Facilities Authority
5.000%, 10/01/2024	450,000	494,269
5.000%, 08/15/2045	2,420,000	3,099,067
Port of Portland, OR Airport Revenue
5.000%, 07/01/2042	2,485,000	2,962,984
		9,435,558
Pennsylvania - 2.53%
Commonwealth Financing Authority
5.000%, 06/01/2034	1,750,000	2,148,470
5.000%, 06/01/2035	730,000	895,007
Delaware Valley Regional Finance Authority
0.954%, 09/01/2048	1,000,000	1,003,444
Geisinger Authority
5.000%, 04/01/2050	4,080,000	5,140,841
Hopewell Area School District
0.000%, 09/01/2026 (e)	900,000	841,551
Montour School District
5.000%, 04/01/2035	1,825,000	2,123,075
Pennsylvania Economic Development Financing Authority
5.000%, 06/30/2028	750,000	896,504
Pennsylvania Turnpike Commission
5.000%, 12/01/2045	2,500,000	3,233,908
6.000%, 12/01/2030	625,000	822,908
6.375%, 12/01/2038	2,000,000	2,667,008
Scranton School District
5.000%, 12/01/2035	500,000	609,886
		20,382,602
Puerto Rico - 1.68%
Children's Trust Fund
5.375%, 05/15/2033	830,000	835,114
Commonwealth of Puerto Rico
8.000%, 07/01/2035	2,000,000	1,615,000
GDB Debt Recovery Authority of Puerto Rico
7.500%, 08/20/2040	4,003,141	3,532,772
Puerto Rico Convention Center District Authority
4.500%, 07/01/2036	1,900,000	1,934,453
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.000%, 07/01/2024 (e)	4,476,000	4,263,908
0.000%, 07/01/2029 (e)	1,589,000	1,354,015
		13,535,262
Rhode Island - 0.71%
City of Cranston, RI
5.000%, 08/01/2039	1,950,000	2,467,107
Rhode Island Student Loan Authority
5.000%, 12/01/2023	905,000	1,005,263
5.000%, 12/01/2025	525,000	620,110
5.000%, 12/01/2030	1,175,000	1,519,594
Tobacco Settlement Financing Corp.
2.250%, 06/01/2041	125,000	132,626
		5,744,700
South Carolina - 0.17%
Commission of Public Works, City of Greer
5.500%, 09/01/2032	1,000,000	1,369,813
Tennessee - 0.47%
Memphis-Shelby County Airport Authority
5.000%, 07/01/2045	3,000,000	3,829,837
Texas - 7.71%
Alamo Regional Mobility Authority
5.000%, 06/15/2039	1,335,000	1,549,494
Arlington Higher Education Finance Corp.
5.000%, 02/15/2030	1,000,000	1,147,274
5.000%, 08/15/2033	610,000	806,301
5.000%, 08/15/2034	525,000	692,010
Austin Achieve Public Schools, Inc.
5.750%, 06/15/2026	1,170,000	1,171,462
Bexar County Hospital District
5.000%, 02/15/2038	2,135,000	2,650,485
City of Fort Worth, TX
5.250%, 03/01/2036	1,800,000	2,036,767
City of Houston, TX Combined Utility System Revenue
5.000%, 11/15/2042	2,000,000	2,472,726
City of San Antonio, TX Electric & Gas Systems Revenue
5.000%, 02/01/2044	1,015,000	1,265,537
Clifton Higher Education Finance Corp.
6.000%, 03/01/2029	2,915,000	3,200,422
Colony Economic Development Corp.
7.250%, 10/01/2042	1,500,000	1,621,141
Colony Local Development Corp.
7.250%, 10/01/2033	700,000	761,359
County of Bexar, TX
5.000%, 06/15/2039	1,265,000	1,564,947
County of Fort Bend, TX
5.000%, 03/01/2041	1,500,000	1,947,791
County of Harris, TX
0.774%, 08/15/2035	1,020,000	1,021,466
5.000%, 08/15/2034	1,000,000	1,205,732
Dallas Area Rapid Transit
5.250%, 12/01/2031	800,000	1,119,565
El Paso Independent School District
5.000%, 08/15/2037	1,250,000	1,502,232
Grand Parkway Transportation Corp.
5.000%, 10/01/2038	2,000,000	2,497,603
Lower Colorado River Authority
5.000%, 05/15/2051	3,925,000	4,957,185
New Hope Cultural Education Facilities Finance Corp.
10.000%, 12/01/2025 (a)(d)	1,000,000	1,002,860
North East Independent School District
5.250%, 02/01/2030	1,025,000	1,383,270
Pottsboro Higher Education Finance Corp.
2.000%, 08/15/2040	775,000	780,957
San Antonio Water System
5.000%, 05/15/2050	3,010,000	3,830,645
State of Texas
4.000%, 08/01/2033	1,315,000	1,677,600
4.000%, 08/01/2034	1,350,000	1,743,026
5.500%, 08/01/2033	1,000,000	1,239,332
Tarrant County Cultural Education Facilities Finance Corp.
3.000%, 11/15/2026	1,000,000	1,013,847
5.000%, 07/01/2036	1,500,000	1,871,684
5.250%, 11/15/2025	2,070,000	2,080,913
Texas Municipal Gas Acquisition & Supply Corp. I
6.250%, 12/15/2026	1,735,000	2,034,540
Texas Municipal Gas Acquisition & Supply Corp. III
5.000%, 12/15/2032	2,175,000	2,931,201
Texas Public Finance Authority
8.250%, 07/01/2024	1,900,000	1,916,198
University of Texas System
5.000%, 08/15/2039	2,645,000	3,396,306
		62,093,878
Utah - 2.21%
County of Utah, UT
5.000%, 05/15/2041	1,500,000	1,771,354
Salt Lake City Corp. Airport Revenue
5.000%, 07/01/2042	3,000,000	3,614,934
5.000%, 07/01/2043	1,000,000	1,211,709
University of Utah
5.000%, 08/01/2040	1,560,000	2,043,424
Utah Associated Municipal Power Systems
5.000%, 09/01/2037	2,030,000	2,466,745
Utah Charter School Finance Authority
5.000%, 10/15/2035	1,500,000	1,712,391
5.000%, 04/15/2039	700,000	845,183
Wildflower Improvement Association
6.625%, 03/01/2031 (a)(d)	4,150,887	4,158,755
		17,824,495
Virginia - 0.36%
Arlington County Industrial Development Authority
5.000%, 07/01/2037	500,000	650,739
County of Botetourt, VA
6.000%, 07/01/2044	2,000,000	2,241,638
		2,892,377
Washington - 3.77%
Chelan County Public Utility District No. 1
0.000%, 06/01/2026 (e)	450,000	428,866
City of Bellingham, WA Water & Sewer Revenue
5.000%, 08/01/2039	1,100,000	1,463,893
5.000%, 08/01/2041	1,225,000	1,622,091
City of Seattle, WA Municipal Light & Power Revenue
5.000%, 04/01/2042	3,000,000	3,814,625
Energy Northwest
5.000%, 07/01/2041	5,000,000	6,654,173
Port of Seattle, WA
5.000%, 04/01/2034	1,500,000	1,687,916
Spokane County School District No. 81
5.000%, 12/01/2036	2,000,000	2,568,637
State of Washington
5.000%, 02/01/2043	5,000,000	6,198,793
Washington Health Care Facilities Authority
5.000%, 10/01/2038	1,535,000	1,754,037
Washington State Convention Center Public Facilities District
5.000%, 07/01/2048	2,000,000	2,415,958
Washington State Housing Finance Commission
2.375%, 01/01/2026 (a)	1,250,000	1,250,215
5.000%, 01/01/2055 (a)	500,000	552,148
		30,411,352
West Virginia - 0.98%
Roane County Building Commission
2.550%, 11/01/2021	2,000,000	2,002,538
State of West Virginia
5.000%, 06/01/2041	2,510,000	3,214,155
5.000%, 12/01/2043	2,110,000	2,694,919
		7,911,612
Wisconsin - 1.30%
County of Milwaukee, WI Airport Revenue
5.000%, 12/01/2028	1,000,000	1,209,862
Plateville Redevelopment Authority
5.000%, 07/01/2022	320,000	328,278
Public Finance Authority
5.000%, 10/01/2044	1,000,000	1,227,026
5.000%, 07/01/2038	2,000,000	2,499,420
5.250%, 05/15/2037 (a)	510,000	561,129
9.000%, 06/01/2029 (a)(d)	2,000,000	1,996,907
Wisconsin Center District
0.000%, 12/15/2027 (e)	410,000	375,841
0.000%, 12/15/2028 (e)	255,000	227,758
0.000%, 12/15/2029 (e)	260,000	225,599
0.000%, 12/15/2030 (e)	460,000	387,620
Wisconsin Health & Educational Facilities Authority
5.000%, 08/15/2034	1,180,000	1,462,545
		10,501,985
TOTAL MUNICIPAL BONDS (Cost $722,053,911)		751,758,057

SHORT-TERM INVESTMENTS - 6.33%
First American Government Obligations Fund - Class X, 0.026% (f)	50,972,756	50,972,756
TOTAL SHORT-TERM INVESTMENTS (Cost $50,972,756)		50,972,756

Total Investments (Cost $790,892,714) - 101.93%		821,155,237
Liabilities in Excess of Other Assets - (1.93)%		(15,567,180)
TOTAL NET ASSETS - 100.00%		$805,588,057

Percentages are stated as a percent of net assets.

(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Variable rate security; the rate shown represents the rate at May 31, 2021. The coupon is based on an underlying pool of loans.
(c)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d)	Represents an illiquid security. The total market value of these securities were $10,159,428, representing 1.26% of net assets.
(e)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(f)	Seven day yield at May 31, 2021.

Summary of Fair Value Exposure at May 31, 2021

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund’s investments carried at fair value:

Performance Trust Municipal Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income:
Agency Commercial Mortgage Backed Securities	$-	$11,343,902	$-	$11,343,902
Non-Agency Commercial Mortgage Backed Securities		7,080,522		7,080,522
Municipal Bonds	-	751,758,057	-	751,758,057
Total Fixed Income	-	770,182,481	-	770,182,481

Short-Term Investments	50,972,756	-	-	50,972,756

Total Investments In Securities	$50,972,756	$770,182,481	$-	$821,155,237

For the period ended May 31, 2021, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.